Components of Provision for Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal
State
Current Income Tax Expense (Benefit)
Deferred:
Federal
State
Deferred Income Tax Expense (Benefit)
Less valuation allowance
Income tax expense